Related Party Balances and Transactions - Schedule of Related Party Transactions (Details) ¥ in Thousands		6 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Beijing Junwei Technology Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Relationship with the Company		Controlling shareholder of QY
Amount due from related parties
Total	[1]			¥ 100
Related Party [Member]
Amount due from related parties
Total				¥ 100

[1]	represents the business advance payments made to Beijing Junwei Technology Co., Ltd. for administration and registration service.